Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment		$ 23,751	$ 20,000
Less accumulated depreciation and amortization	(11,747)	(11,056)	(7,704)
Property and equipment, net	13,071	12,695	12,296
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3,798	3,033
Surgical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		19,345	16,470
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 608	$ 497